Provisions (Non-Current and Current) - Disclosure of Changes in Provision Related to Investment (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of other provisions [line items]
Beginning Balance	€ 11,636	€ 12,546
Provisions made during the year	2,738	3,554
Provisions used during the year	(4,117)	(3,945)
Provisions reversed during the year	(600)	(519)
Ending Balance	9,657	11,636
Provision for legal claims [member]
Disclosure of other provisions [line items]
Beginning Balance	7,432	8,626
Provisions made during the year	1,108	1,723
Provisions used during the year	(2,566)	(2,403)
Provisions reversed during the year	(549)	(514)
Ending Balance	5,425	7,432
Provision for tax claims [member]
Disclosure of other provisions [line items]
Beginning Balance	489	64
Provisions made during the year		425
Provisions used during the year	(2)
Provisions reversed during the year	(51)
Ending Balance	436	489
Provision for warranties [member]
Disclosure of other provisions [line items]
Beginning Balance	2,352	3,114
Provisions made during the year	871	785
Provisions used during the year	(1,357)	(1,542)
Provisions reversed during the year		(5)
Ending Balance	1,866	2,352
Termination indemnities for sales agents [member]
Disclosure of other provisions [line items]
Beginning Balance	861	742
Provisions made during the year	156	119
Provisions used during the year	(192)
Ending Balance	825	861
Other provisions [member]
Disclosure of other provisions [line items]
Beginning Balance	502
Provisions made during the year	603	502
Ending Balance	€ 1,105	€ 502